INCOME TAX - Disclosure of effective tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Applicable tax rate	36.50%	36.50%
Income tax expense (recovery) at Canadian statutory rate	$ 48,484	$ (6,984)
Permanent differences	2,641	10,136
Foreign tax rate differential	104	64
Unrecognized tax benefits	(1,189)	3,344
Deferred tax adjustments related to prior periods	103	272
Income tax expense	$ 50,143	$ 6,832